Commitments, third-party guarantees, contingent assets and liabilities (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Generator Utility	Dec. 31, 2021 USD ($) Utility Generator	Dec. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Contractual Obligations [Abstract]
Corporate debt		$ 1,017,200	$ 1,023,071	$ 993,725
Loans with credit institutions (project debt) (Note 15)		3,595,671	4,010,825
Notes and bonds (project debt) (Note 15)		957,381	1,025,368
Purchase commitments	[1]	823,856	1,570,831
Accrued interest estimate during the useful life of loans		1,821,915	2,029,376
Non-current lease commitments		63,076	59,219
Third-party Guarantees [Abstract]
Bank bond and surety insurance deposited as guarantee		88,000	92,700
Issuance of guarantees outstanding amount		$ 216,900	$ 174,200
Legal Proceedings [Abstract]
Number of utilities | Utility		2	2
Ownership interest		49.00%	49.00%
Bottom of Range [Member]
Legal Proceedings [Abstract]
Number of individual power generators | Generator		230	230
Purchase Commitments [Member]
Contractual Obligations [Abstract]
Lease commitments		$ 112,000	$ 107,600
Current lease commitments		7,900	7,300
Non-current lease commitments		104,100	100,300
2022 and 2023 [Member]
Contractual Obligations [Abstract]
Corporate debt		16,697	27,881
Loans with credit institutions (project debt) (Note 15)		273,556	289,755
Notes and bonds (project debt) (Note 15)		52,978	45,650
Purchase commitments	[1]	96,847	79,261
Accrued interest estimate during the useful life of loans		264,626	267,645
2023/2024 and 2024/2025 [Member]
Contractual Obligations [Abstract]
Corporate debt		149,111	11,989
Loans with credit institutions (project debt) (Note 15)		666,875	624,633
Notes and bonds (project debt) (Note 15)		99,776	100,850
Purchase commitments	[1]	154,344	191,171
Accrued interest estimate during the useful life of loans		477,936	497,587
2025/2026 and 2026/2027 [Member]
Contractual Obligations [Abstract]
Corporate debt		456,332	433,232
Loans with credit institutions (project debt) (Note 15)		755,269	801,713
Notes and bonds (project debt) (Note 15)		108,129	108,512
Purchase commitments	[1]	107,909	159,297
Accrued interest estimate during the useful life of loans		383,347	427,159
Subsequent [Member]
Contractual Obligations [Abstract]
Corporate debt		395,060	549,969
Loans with credit institutions (project debt) (Note 15)		1,899,972	2,294,724
Notes and bonds (project debt) (Note 15)		696,497	770,355
Purchase commitments	[1]	464,755	1,141,102
Accrued interest estimate during the useful life of loans		$ 696,006	$ 836,985
Abengoa [Member]
Legal Proceedings [Abstract]
Amount withdrawn from escrow					$ 2,500
Abengoa [Member] | Mexico [Member]
Legal Proceedings [Abstract]
Estimated maximum potential exposure						$ 35,000
Amount held in escrow						$ 2,500

[1]	Purchase commitments include lease commitments for lease arrangements accounted for under IFRS 16 for $112.0 million as of December 31, 2022 ($107.6 million as of December 31, 2021), of which $7.9 million is due within one year and $104.1 million thereafter as of December 31, 2022 ($7.3 million due within one year and $100.3 million thereafter as of December 31, 2021).